REVOLVING CREDIT FACILITY (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 13, 2022	Apr. 23, 2018	Dec. 31, 2015	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 20, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Line of Credit Facility [Line Items]
Line of credit										$ 18,349,000	$ 26,425,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving line of credit			$ 48,000,000	$ 60,000,000	$ 60,000,000					$ 60,000,000		$ 50,000,000
Date the credit facility terminates	Dec. 31, 2025		Dec. 31, 2022
Line of credit facility capital expenditures restrictions						$ 22,000,000	$ 20,000,000	$ 15,000,000
Line of credit facility interest rate at period end										7.42%	4.10%
Unfunded capital expenditures requirement removed									$ 20,000,000
Sublimit removed									$ 9,000,000
Credit Facility, collateral					The credit facility is collateralized by substantially all the assets of the Company and matures December 31, 2025.
Line of credit				$ 0	$ 0
Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				8.56%	8.56%
Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)					2.00%
Secured Debt
Line of Credit Facility [Line Items]
Line of credit facility, revolving credit conversion to term loan		$ 7,000,000
Revolving Credit Facility and Term Loan
Line of Credit Facility [Line Items]
Revolving line of credit												$ 57,000,000